INVENTORY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
INVENTORY
Schedule of Inventories

	September 30,	December 31,
	2025	2024
Parts	$298,809	$164,131
Finished Goods	180,291	386,564
Total	$479,100	$550,695

	December 31,
	2024	2023
Parts	$164,131	$250,700
Finished Goods	386,564	26,643
Total	$550,695	$277,343